Portfolio of investments—October 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.64%
Communication services: 11.22%
Entertainment: 0.90%
Live Nation Entertainment, Inc.†	159,941	$12,798,479
Netflix, Inc.†	28,396	11,690,349
		24,488,828
Interactive media & services: 10.32%
Alphabet, Inc. Class A†	1,010,495	125,382,220
Alphabet, Inc. Class C†	251,248	31,481,374
Meta Platforms, Inc. Class A†	409,214	123,283,902
		280,147,496
Consumer discretionary: 14.05%
Broadline retail: 7.55%
Amazon.com, Inc.†	1,442,078	191,926,161
MercadoLibre, Inc.†	10,495	13,021,566
		204,947,727
Hotels, restaurants & leisure: 1.92%
Booking Holdings, Inc.†	4,828	13,467,996
Chipotle Mexican Grill, Inc.†	9,829	19,089,884
DoorDash, Inc. Class A†	76,347	5,722,207
Wingstop, Inc.	75,951	13,881,564
		52,161,651
Specialty retail: 3.59%
AutoZone, Inc.†	4,763	11,798,570
Boot Barn Holdings, Inc.†	246,420	17,126,190
Five Below, Inc.†	88,749	15,440,551
Floor & Decor Holdings, Inc. Class A†	256,387	21,126,289
O’Reilly Automotive, Inc.†	11,256	10,473,033
Ulta Beauty, Inc.†	56,148	21,409,794
		97,374,427
Textiles, apparel & luxury goods: 0.99%
lululemon athletica, Inc.†	57,702	22,704,583
On Holding AG Class A†	167,888	4,309,685
		27,014,268
Consumer staples: 0.60%
Beverages: 0.36%
Constellation Brands, Inc. Class A	41,281	9,665,946
Personal care products: 0.24%
e.l.f Beauty, Inc.†	71,191	6,594,423
Financials: 10.56%
Capital markets: 5.10%
Interactive Brokers Group, Inc. Class A	147,911	11,843,234
See accompanying notes to portfolio of investments
Allspring Growth Fund | 1

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Capital markets(continued)
LPL Financial Holdings, Inc.	206,757	$46,421,082
S&P Global, Inc.	59,656	20,838,437
Tradeweb Markets, Inc. Class A	658,743	59,293,457
		138,396,210
Financial services: 5.46%
Flywire Corp.†	606,739	16,315,212
Mastercard, Inc. Class A	216,818	81,599,454
Visa, Inc. Class A	214,762	50,490,546
		148,405,212
Health care: 9.50%
Biotechnology: 2.35%
Argenx SE ADR†	21,017	9,868,953
Exact Sciences Corp.†	225,420	13,883,618
Karuna Therapeutics, Inc.†	57,343	9,553,917
Seagen, Inc.†	58,306	12,408,100
Vertex Pharmaceuticals, Inc.†	49,802	18,033,802
		63,748,390
Health care equipment & supplies: 5.02%
Boston Scientific Corp.†	887,980	45,455,696
Intuitive Surgical, Inc.†	82,460	21,622,661
Penumbra, Inc.†	137,911	26,361,688
Shockwave Medical, Inc.†	167,260	34,499,048
Stryker Corp.	23,539	6,360,708
TransMedics Group, Inc.†	58,567	2,195,091
		136,494,892
Health care providers & services: 0.26%
UnitedHealth Group, Inc.	13,313	7,129,910
Health care technology: 1.21%
Veeva Systems, Inc. Class A†	170,398	32,837,399
Life sciences tools & services: 0.34%
West Pharmaceutical Services, Inc.	29,077	9,254,918
Pharmaceuticals: 0.32%
Eli Lilly & Co.	6,550	3,628,242
Zoetis, Inc.	32,262	5,065,134
		8,693,376
Industrials: 8.45%
Aerospace & defense: 0.31%
TransDigm Group, Inc.†	10,043	8,316,508
See accompanying notes to portfolio of investments
2 | Allspring Growth Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Commercial services & supplies: 2.70%
Casella Waste Systems, Inc. Class A†	269,236	$20,313,856
Copart, Inc.†	1,222,056	53,183,877
		73,497,733
Electrical equipment: 1.83%
Array Technologies, Inc.†	729,047	12,634,385
NEXTracker, Inc. Class A†	242,936	8,444,455
Shoals Technologies Group, Inc. Class A†	1,859,390	28,560,230
		49,639,070
Ground transportation: 1.57%
Uber Technologies, Inc.†	983,239	42,554,584
Machinery: 0.50%
Fortive Corp.	209,715	13,690,195
Professional services: 1.54%
Paycom Software, Inc.	4,401	1,078,113
Paycor HCM, Inc.†	1,500,595	32,382,840
Verisk Analytics, Inc.	36,952	8,401,407
		41,862,360
Information technology: 42.86%
Communications equipment: 0.46%
Arista Networks, Inc.†	61,841	12,391,081
IT services: 2.89%
MongoDB, Inc.†	205,132	70,686,436
Wix.com Ltd.†	99,500	7,950,050
		78,636,486
Semiconductors & semiconductor equipment: 10.94%
Advanced Micro Devices, Inc.†	192,831	18,993,853
Allegro MicroSystems, Inc.†	1,581,259	41,049,484
Marvell Technology, Inc.	168,725	7,967,194
Microchip Technology, Inc.	672,561	47,946,874
Monolithic Power Systems, Inc.	116,351	51,396,891
NVIDIA Corp.	318,265	129,788,467
		297,142,763
Software: 20.44%
Clearwater Analytics Holdings, Inc. Class A†	771,251	13,944,218
Crowdstrike Holdings, Inc. Class A†	129,980	22,976,565
Datadog, Inc. Class A†	144,813	11,797,915
DoubleVerify Holdings, Inc.†	419,673	11,679,500
Dynatrace, Inc.†	560,950	25,080,074
Fair Isaac Corp.†	41,904	35,445,336
Intuit, Inc.	32,140	15,907,693
Klaviyo, Inc. Class A†	15,884	452,535
Microsoft Corp.	966,423	326,757,281
See accompanying notes to portfolio of investments
Allspring Growth Fund | 3

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Software(continued)
Oracle Corp.	137,904	$14,259,274
Palo Alto Networks, Inc.†	135,117	32,836,133
Procore Technologies, Inc.†	313,941	19,178,656
Salesforce, Inc.†	20,072	4,031,060
ServiceNow, Inc.†	35,564	20,692,913
		555,039,153
Technology hardware, storage & peripherals: 8.13%
Apple, Inc.	1,293,146	220,830,542
Materials: 1.95%
Chemicals: 1.95%
Linde PLC	139,009	53,123,680
Real estate: 0.45%
Real estate management & development: 0.08%
CoStar Group, Inc.†	29,043	2,132,047
Specialized REITs : 0.37%
Equinix, Inc.	13,774	10,050,061
Total common stocks (Cost $1,334,704,497)		2,706,261,336

		Yield
Short-term investments: 0.10%
Investment companies: 0.10%
Allspring Government Money Market Fund Select Class♠∞		5.29%	2,691,605	2,691,605
Total short-term investments (Cost $2,691,605)				2,691,605
Total investments in securities (Cost $1,337,396,102)	99.74%			2,708,952,941
Other assets and liabilities, net	0.26			6,950,775
Total net assets	100.00%			$2,715,903,716

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
4 | Allspring Growth Fund

Portfolio of investments—October 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,704,374	$125,935,132	$(138,947,901)	$0	$0	$2,691,605	2,691,605	$122,146
See accompanying notes to portfolio of investments
Allspring Growth Fund | 5

Notes to portfolio of investments—October 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$304,636,324	$0	$0	$304,636,324
Consumer discretionary	381,498,073	0	0	381,498,073
Consumer staples	16,260,369	0	0	16,260,369
Financials	286,801,422	0	0	286,801,422
Health care	258,158,885	0	0	258,158,885
Industrials	229,560,450	0	0	229,560,450
Information technology	1,164,040,025	0	0	1,164,040,025
Materials	53,123,680	0	0	53,123,680
Real estate	12,182,108	0	0	12,182,108
Short-term investments
Investment companies	2,691,605	0	0	2,691,605
Total assets	$2,708,952,941	$0	$0	$2,708,952,941
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Growth Fund